Disposals of Subsidiaries - Effect of Disposal (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jan. 14, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ (262,581)	$ (101,757)
Prepayments and contract assets		(26,000)	(8,841)
Property, plant and equipment		(24,990)	(1,334)	$ (1,801)
Right-of-use assets		(7,844)	(2,572)
Trade and other receivables		(24,119)	(13,525)
Accruals and provisions		36,366	15,409
Lease liabilities		8,442	2,011
Borrowings		168,786	70,357	$ 0
Trade and other payables		22,686	$ 7,745
Disposal Groups Classified As Held For Sale | Discontinued operations
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		(57)
Prepayments and contract assets		(1,322)
Property, plant and equipment		(922)
Right-of-use assets		(797)
Trade and other receivables		(619)
Accruals and provisions		658
Lease liabilities		837
Borrowings		3,075
Trade and other payables		588
Net assets and liabilities derecognized		1,441
Consideration received	$ 1.8	2,344
Working capital adjustment		132
Gain on disposal		$ 3,917